                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-6072

                        SCUDDER TREASURY MONEY PORTFOLIO
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       06/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Treasury Money Fund Institutional
Semiannual Report
to Shareholders
June 30, 2005

Contents

Treasury Money Fund Institutional
3	Information About Your Fund’s Expenses
5	Portfolio Summary
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
Scudder Treasury Money Portfolio
14	Investment Portfolio
16	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
24	Account Management Resources
25	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund’s prospectus for specific details regarding its risk profile.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

2   Treasury Money Fund Institutional

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended June 30, 2005.

The tables illustrate your Fund’s expenses in two ways:

■	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

■	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Treasury Money Fund Institutional    3

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2005

Actual Fund Return

Beginning Account Value 1/1/05	$1,000.00

Ending Account Value 6/30/05	$1,012.00

Expenses Paid per $1,000*	$1.25

Hypothetical 5% Fund Return

Beginning Account Value 1/1/05	$1,000.00

Ending Account Value 6/30/05	$1,023.55

Expenses Paid per $1,000*	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio

Treasury Money Fund Institutional	0.25%

For more information, please refer to the Fund’s prospectus.

4   Treasury Money Fund Institutional

Portfolio Summary

Treasury Money Fund Institutional

Asset Allocation	6/30/05	12/31/04

Repurchase Agreements	50%	70%
US Government Backed	50%	30%

	100%	100%

Weighted Average Maturity

Treasury Money Fund Institutional	20 days	31 days
Treasury and Repo Institutional Money Fund Average*	15 days	23 days

*	The Fund is compared to its respective iMoneyNet category: Treasury and Repo Institutional Money Fund Average. Category includes only institutional government Funds that hold US Treasuries and repurchase agreements backed by the US Treasury.

Asset Allocation is subject to change. For more complete details about the Portfolio’s holdings, see page 14. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month-end will be posted to moneyfunds.deam-us.db.com and scudder.com on the 15th of the following month.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

Treasury Money Fund Institutional    5

Financial Statements

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited)

Assets

Investment in the Scudder Treasury Money Portfolio	$562,252,003

Receivable for Fund shares sold	200

Other assets	15,277

Total assets	562,267,480

Liabilities

Dividends payable	735,357

Payable for Fund shares redeemed	235,790

Accrued administrator service fee	17,431

Other accrued expenses and payables	13,793

Total liabilities	1,002,371

Net assets, at value	$561,265,109

Net Assets

Net assets consist of:
Distributions in excess of net investment income	(9)

Accumulated net realized gain (loss)	(25,086)

Paid-in capital	561,290,204

Net assets, at value	$561,265,109

Net Asset Value

Net assets applicable to shares outstanding	$561,265,109

Shares outstanding ($.001 par value per share, unlimited number of shares authorized)	561,282,125

Net Asset Value, offering and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.

6   Treasury Money Fund Institutional

Statement of Operations for the six months ended June 30, 2005 (Unaudited)

Investment Income

Total investment income allocated from the Scudder Treasury Money Portfolio:
Interest	$6,375,860

Expenses*	(468,068)

Net investment income allocated from the Scudder Treasury Money Portfolio	5,907,792

Expenses:
Administrator service fee	117,646

Auditing	10,406

Legal	14,559

Trustees’ fees and expenses	2,510

Reports to shareholders	12,920

Registration fees	12,875

Other	10,173

Total expenses, before expense reductions	181,089

Expense reductions	(63,040)

Total expenses, after expense reductions	118,049

Net investment income	5,789,743

Net realized gain (loss) from investments	(7,419)

Net increase (decrease) in net assets resulting from operations	$5,782,324

*	For the six-months ended June 30, 2005, the Advisor to the Scudder Treasury Money Portfolio waived fees, of which $53,781 was allocated to the Fund on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Treasury Money Fund Institutional    7

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2005	December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2004

Operations:
Net investment income	$5,789,743	$4,515,784

Net realized gain (loss) on investment transactions	(7,419)	(17,667)

Net increase (decrease) in net assets resulting from operations	5,782,324	4,498,117

Distributions to shareholders from:
Net investment income	(5,789,755)	(4,592,086)

Fund share transactions:
Proceeds from shares sold	3,123,251,795	2,459,662,322

Reinvestment of distributions	4,396,699	4,100,715

Cost of shares redeemed	(2,931,419,210)	(2,719,827,655)

Net increase (decrease) in net assets from Fund share transactions	196,229,284	(256,064,618)

Increase (decrease) in net assets	196,221,853	(256,158,587)

Net assets at beginning of period	365,043,256	621,201,843

Net assets at end of period (including accumulated distributions in excess of and undistributed net investment income of $9 and $3, respectively)	$561,265,109	$365,043,256

Other Information

Shares outstanding at beginning of period	365,052,841	621,118,815

Shares sold	3,123,251,795	2,459,662,322

Shares issued to shareholders in reinvestment of distributions	4,396,699	4,100,715

Shares redeemed	(2,931,419,210)	(2,719,829,011)

Net increase (decrease) in Fund shares	196,229,284	(256,065,974)

Shares outstanding at end of period	561,282,125	365,052,841

The accompanying notes are an integral part of the financial statements.

8   Treasury Money Fund Institutional

Financial Highlights

Treasury Money Fund Institutional

Years Ended
December 31,	2005[a]		2004	2003	2002	2001	2000

Selected Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.012		.011	.009	.015	.04	.06

Net realized gain (loss) on investment transactions[b]	—		—	—	—	—	—

Total from investment operations	.012		.011	.009	.015	.04	.06

Less distributions from:
Net investment income	(.012)		(.011)	(.009)	(.015)	(.04)	(.06)

Net realized gain on investment transactions	—		—	—[b]	— [b]	—	—

Total distributions	(.012)		(.011)	(.009)	(.015)	(.04)	(.06)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)[c]	1.20	**	1.12	.91	1.55	3.85	6.12

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	561		365	621	581	527	1,089

Ratio of expenses before expense reductions (including expenses allocated from the Scudder Treasury Money Portfolio) (%)	.30	*	.30	.28	.27	.27	.27

Ratio of expenses after expense reductions (including expenses allocated from the Scudder Treasury Money Portfolio) (%)	.25	*	.25	.25	.25	.25	.25

Ratio of net investment income (%)	2.46	*	1.09	.90	1.51	3.95	5.91

[a]	For the six months ended June 30, 2005 (Unaudited).

[b]	Amount is less than $.0005 per share.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Treasury Money Fund Institutional    9

Notes to Financial Statements (Unaudited)

Note 1— Organization and Significant Accounting Policies

A. Organization

Treasury Money Fund Institutional (the “Fund”), a diversified series of Scudder Institutional Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is one of several funds the Trust offers to investors.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Scudder Treasury Money Portfolio (the “Portfolio”), an open-end management investment company registered under the 1940 Act and advised by Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”). Details concerning the Portfolio’s investment objective and policies and the risk factors associated with the Portfolio’s investments are described in the Prospectus and Statement of Additional Information.

At June 30, 2005, the Fund owned approximately 81% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

B. Security Valuation

The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio’s net assets.

The Portfolio’s policies for determining the value of its net assets are discussed in the Portfolio’s Financial Statements, which accompany this report.

C. Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly,

10   Treasury Money Fund Institutional

the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $18,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2012, the expiration date, whichever occurs first.

D. Distributions of Income

The net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions, if any, will be determined at the end of current fiscal year.

E. Contingencies

In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

F. Other

The Fund receives a daily allocation of the Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses that are attributed to the Trust are allocated among the funds in the Trust based on their respective net assets.

Note 2— Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”) is the Advisor for the Portfolio and Investment Company Capital Corp. (“ICCC” or the “Administrator”) is the Administrator for the Fund, both indirect, wholly owned subsidiaries of Deutsche Bank AG. The Fund pays the Administrator an annual fee (“Administrator service fee”) based on its average daily net assets which is calculated daily and paid monthly at the annualized rate of 0.05%.

Treasury Money Fund Institutional    11

For the six months ended June 30, 2005, and through April 30, 2006, the Advisor and Administrator contractually agreed to waive a portion of their fees and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses of the Fund at 0.25% of the average daily net assets, including expenses (excluding extraordinary expenses) of the Portfolio.

Accordingly, for the six months ended June 30, 2005, the Administrator waived a portion of its Administrator Service Fee as follows:

	Total	Amount	Annualized
	Aggregated	Waived	Effective Rate

Treasury Money Fund Institutional	$117,646	$63,040	0.	02%

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. (“DeIM”), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the Fund. For the six months ended June 30, 2005, the amount charged to the Fund by DeIM included in the reports to shareholders aggregated $12,120, of which $4,560 is unpaid at June 30, 2005.

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3—Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/ Directors, officers, and other parties. Each Scudder fund’s investment

12   Treasury Money Fund Institutional

advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Treasury Money Fund Institutional    13

Investment Portfolio	as of June 30, 2005 (Unaudited)

	Principal
Scudder Treasury Money Portfolio	Amount ($)	Value ($)

US Government Backed 49.5%
US Treasury Bills:
2.695%*, 8/4/2005	14,000,000	13,964,366
2.785%*, 7/14/2005	205,000,000	204,793,832
2.91%*, 9/1/2005	32,500,000	32,337,121
2.985%*, 9/8/2005	11,000,000	10,937,066
3.09%*, 11/10/2005	21,500,000	21,256,405
3.1%*, 11/10/2005	22,000,000	21,749,934
3.13%*, 7/15/2005	40,000,000	39,951,311

Total US Government Backed (Cost $344,990,035)		344,990,035

Repurchase Agreements 49.8%
Citigroup Global Markets, Inc., 3.25%, dated 6/23/2005, to be repurchased at $25,133,160 on 8/22/2005 (b)	25,000,000	25,000,000
Credit Suisse First Boston Corp. LLC, 2.95%, dated 6/30/2005, to be repurchased at $101,715,515 on 7/1/2005 (c)	101,707,181	101,707,181
UBS Securities LLC, 2.97%, dated 6/30/2005, to be repurchased at $110,009,075 on 7/1/2005 (d)	110,000,000	110,000,000
Westdeutsche Landesbank Gironzentrale, 3.32%, dated 6/30/2005, to be repurchased at $110,010,144 on 7/1/2005 (e)	110,000,000	110,000,000

Total Repurchase Agreements (Cost $346,707,181)		346,707,181

	% of
	Net Assets

Total Investment Portfolio (Cost $691,697,216) (a)	99.3	691,697,216
Other Assets and Liabilities, Net	0.7	4,885,006

Net Assets	100.0	696,582,222

*	Annualized yield at the time of purchase; not a coupon rate.

(a)	The cost for federal income tax purposes was $691,697,216.

(b)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

8,192,823	Federal Home Loan Mortgage Corp.	5.0–6.5	11/1/2014–2/1/2020	8,375,229
12,744,624	Federal National Mortgage Association	4.383–7.0	11/1/2013–5/1/2035	12,961,710
4,199,302	Government National Mortgage Association	4.125–6.0	3/15/2025–2/15/2035	4,327,394

Total Collateral Value				25,664,333

The accompanying notes are an integral part of the financial statements.

14   Scudder Treasury Money Portfolio

(c)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

81,442,000	US Treasury STRIPS	—	2/15/2008	74,064,985
66,985,000	US Treasury STRIPS	—	11/15/2023	29,676,364

Total Collateral Value				103,741,349

(d)	Collateralized by $108,021,115, US Treasury Inflation Index Note, 2.0%, maturing on 1/15/2014 with a value of $112,201,453.

(e)	Collateralized by $110,816,578, Government National Mortgage Association, 4.5–6.5%, with various maturities 1/15/2020–4/15/2033 with a value of $112,200,000.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

The accompanying notes are an integral part of the financial statements.

Scudder Treasury Money Portfolio    15

Financial Statements

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited)

Assets

Investments:
Investments in securities, at amortized cost	$344,990,035

Repurchase agreements, at amortized cost	346,707,181

Total investments in securities, at amortized cost	691,697,216

Cash	909

Receivable for investments sold	44,953,200

Interest receivable	45,609

Other assets	3,269

Total assets	736,700,203

Liabilities

Payable for investments purchased	39,951,311

Accrued advisory fee	111,002

Accrued administrator service fee	40,265

Other accrued expenses and payables	15,403

Total liabilities	40,117,981

Net assets, at value	$696,582,222

The accompanying notes are an integral part of the financial statements.

16   Scudder Treasury Money Portfolio

Statement of Operations for the six months ended June 30, 2005 (Unaudited)

Investment Income

Income:
Interest	$8,185,449

Expenses:
Advisory fee	456,145

Administrative fee	152,048

Auditing	25,255

Legal	13,259

Trustees’ fees and expenses	8,816

Other	15,766

Total expenses, before expense reductions	671,289

Expense reductions	(66,396)

Total expenses, after expense reductions	604,893

Net investment income	7,580,556

Net realized gain (loss) from investment transactions	(9,817)

Net increase (decrease) in net assets resulting from operations	$7,570,739

The accompanying notes are an integral part of the financial statements.

Scudder Treasury Money Portfolio    17

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2005	December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2004

Operations:
Net investment income	$7,580,556	$7,183,965

Net realized gain (loss) on investment transactions	(9,817)	(27,920)

Net increase (decrease) in net assets resulting from operations	7,570,739	7,156,045

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	133,157,286	4,272,706,695

Value of capital withdrawn	(2,298,235)	(4,558,200,803)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	130,859,051	(285,494,108)

Increase (decrease) in net assets	138,429,790	(278,338,063)

Net assets at beginning of period	558,152,432	836,490,495

Net assets at end of period	$696,582,222	$558,152,432

The accompanying notes are an integral part of the financial statements.

18   Scudder Treasury Money Portfolio

Financial Highlights

Years Ended December 31,	2005[a]		2004	2003	2002	2001	2000

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	697		558	836	795	811	1,431

Ratio of expenses before expense reductions (%)	.22	*	.22	.21	.21	.21	.21

Ratio of expenses after expense reductions (%)	.20	*	.20	.20	.20	.20	.20

Ratio of net investment income (%)	2.49	*	1.12	.95	1.56	3.94	5.95

Total Return (%)[b,c]	1.23	**	1.17	.96	1.60	—	—

[a]	For the six months ended June 30, 2005 (Unaudited).

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return for the Portfolio was derived from the performance of Treasury Money Fund Institutional.

*	Annualized.

**	Not annualized.

Scudder Treasury Money Portfolio    19

Notes to Financial Statements (Unaudited)

Note 1— Organization and Significant Accounting Policies

A. Organization

The Scudder Treasury Money Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company organized as a New York business trust.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

B. Security Valuation

The Portfolio’s securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

C. Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

20   Scudder Treasury Money Portfolio

D. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

E. Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

F. Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/ amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

Note 2— Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio’s Advisor. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the six months ended June 30, 2005 and through April 30, 2006, the Advisor and Administrator maintained the annualized expenses at not more than 0.20% of the Portfolio’s average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive a portion of their fees may vary at any time without notice to the shareholders.

Scudder Treasury Money Portfolio    21

Accordingly, for the six months ended June 30, 2005, the Advisor waived $63,095 of its Advisory fee. For the six months ended June 30, 2005, the Advisory fee was equivalent to an annualized effective rate of 0.13% of the Portfolio’s average daily net assets.

Investment Company Capital Corp. (“ICCC” or the “Administrator”), also an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio’s Administrator. The Portfolio pays the Administrator an annual fee (“Administrator service fee”) based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3— Expense Reductions

For the six months ended June 30, 2005, the Advisor had agreed to reimburse the Portfolio an additional $3,301, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

Note 4— Line of Credit

The Portfolio and several other affiliated funds (the “Participants”) shared in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under this agreement.

Note 5— Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these

22   Scudder Treasury Money Portfolio

inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/ Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Scudder Treasury Money Portfolio    23

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.

Web Site	moneyfunds.deam-us.db.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.

Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210

Proxy Voting	A description of the fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type “proxy voting” in the search field) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148

Nasdaq Symbol	BTRXX

CUSIP Number	811162 304

Fund Number	542

24   Treasury Money Fund Institutional

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Deutsche Asset Management mutual funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients’ information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Deutsche Asset Management

Attention: Correspondence
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

Treasury Money Fund Institutional    25

Notes

Notes

Notes

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808

1680SA

39193 (8/05)

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Treasury Money Portfolio

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Treasury Money Portfolio

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 26, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 26, 2005